TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
Schedule of Significant Components of Provision for Income Taxes on Earnings
	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current:
PRC	2,992	13,537	8,562
Deferred:
PRC	(13,416)	(12,402)	(127,525)

Provision for income tax expenses (benefits)	(10,424)	1,135	(118,963)

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities
	As of December 31
	2014	2015
	RMB	RMB
Deferred tax asset
Accrued expense	10,406	8,191
Allowance for doubtful accounts	75,104	73,475
Tax loss carried forward	438,471	436,586
Deferred advertising expense	14,653	13,579
Impairment of long-lived tangible assets	29,759	27,046
Others	4,315	5,384
	572,708	564,261
Valuation allowance	(539,704)	(530,358)
Deferred tax asset, net	33,004	33,903

Deferred tax liabilities
- Unrecognized valuation surplus and deficit -acquisition	77,825	77,825
- Unrecognized valuation surplus and deficit — Decrease due to amortization and impairment	(49,959)	(53,644)
- Tax non deducted long-lived assets	53,043	53,043
- Tax non deducted long-lived assets-decrease due to amortization and impairment	(13,251)	(53,043)
- Unrealized profit of short-term investments	-	521
- Others	-	1,019
Total deferred tax liabilities	67,658	25,721

Summary of amounts and expiration dates of operating loss carryforward
Amount
RMB
2016	39,344
2017	517,264
2018	366,188
2019	116,712
2020 and thereafter	708,032
Total	1,747,540

Schedule of Roll-forward of Valuation Allowance
	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the year	341,632	444,946	539,704
Allowance made during the year	103,314	128,002	30,873
Allowance resulting from the reconsolidation of previously deconsolidated entities	-	-	1,352
Reversals	-	(33,244)	(41,571)
Balance at end of the year	444,946	539,704	530,358

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes
	Year ended December 31,
	2013	2014	2015
	%	%	%
Weighted average statuary tax rate	25%	25%	25%
Tax effect of non-deductible expenses	(6)%	(1)%	0%
Tax effect of tax-exempt entities	(6)%	(12)%	(9)%
Tax effect of disposed entity	0%	0%	13%
Tax penalty	0%	(1)%	0%
Changes in valuation allowance	(11)%	(13)%	2%
Effective tax rate	2%	(2)%	31%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions
	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	16,740	14,930	15,011
Increases related to current tax positions	1,395	565	4,948
Addition from the consolidation of previously deconsolidated subsidiaries	-	-	3,689
Decrease due to deconsolidation	(3,205)	(484)	-
Unrecognized tax benefits, end of year	14,930	15,011	23,648